Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Assets And Liabilities [Line Items]
Summary of derivatives

	2019		2018

	Assets £m	Liabilities £m	Assets £m	Liabilities £m

Fair value hedges

– interest rate swaps	177	62	181	83

– cross-currency swaps	191	-	282	–

Cash flow hedges

– interest rate swaps	-	187	–	98

– cross-currency swaps	114	84	149	56

– forward foreign currency contracts	57	50	61	42

Net investment hedges

– forward foreign currency contracts	178	19	10	174

Held-for-trading*

– interest rate swaps	3	6	6	–

– forward foreign currency contracts	45	60	46	63

Total	765	468	735	516

Current	313	181	179	302

Non-current	452	287	556	214

	765	468	735	516

Derivatives

– in respect of net debt	527	384	647	269

– other	238	84	88	247

	765	468	735	516

*

Derivatives which do not meet the tests for hedge accounting under IFRS 9 or which are not designated as hedging instruments are referred to as “held-for-trading”. These derivatives principally consist of forward foreign currency contracts which have not been designated as hedges due to their value changes offsetting with other components of net finance costs relating to financial assets and financial liabilities. The Group does not use derivatives for speculative purposes. All derivatives are undertaken for risk management purposes.

Summary of maturity dates of derivative financial instruments

The maturity dates of all gross-settled derivative financial instruments are as follows:

	2019				2018

	Assets		Liabilities		Assets		Liabilities

	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m

Within one year

– forward foreign currency contracts	10,168	(9,367)	8,534	(8,069)	7,081	(6,526)	9,876	(9,749)

– cross-currency swaps	35	(38)	18	(62)	55	(54)	33	(92)

Between one and two years

– forward foreign currency contracts	548	(524)	278	(263)	332	(330)	449	(441)

– cross-currency swaps	811	(765)	969	(1,012)	36	(43)	20	(73)

Between two and three years

– cross-currency swaps	15	(23)	17	(36)	830	(771)	1,008	(1,075)

Between three and four years

– cross-currency swaps	725	(590)	683	(679)	15	(26)	17	(38)

Between four and five years

– cross-currency swaps	9	(15)	10	(15)	733	(592)	690	(730)

Beyond five years

– cross-currency swaps	762	(609)	460	(435)	754	(625)	469	(490)

	13,073	(11,931)	10,969	(10,571)	9,836	(8,967)	12,562	(12,688)

Summary of items designated as hedging instruments

The items designated as hedging instruments are as follows:

		2019		2018

	Nominal amount	Changes in fair	Nominal amount	Changes in fair
	of hedging	value used for	of hedging	value used for
	instrument	calculating	instrument	calculating
		hedge ineffectiveness		hedge ineffectiveness
	£m	£m	£m	£m

Interest rate risk exposure:

Fair value hedges

– interest rate swaps	3,065	73	4,470	11

– cross-currency swaps	1,436	(72)	1,561	19

Cash flow hedges

– interest rate swaps	4,068	(103)	2,715	(98)

– cross-currency swaps	2,695	(61)	2,856	(91)

Foreign currency risk exposure:

Cash flow hedges

– forward foreign currency contracts	3,827	(3)	3,574	(4)

Net investment hedges (derivative related)

– forward foreign currency contracts	5,274	161	5,291	(166)

Net investment hedges (non-derivative related)

– debt (carrying value) in borrowings designated as net investment hedges of net assets	372	22	4,647	(226)

Net-settled Derivative Financial Instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Summary of maturity dates of derivative financial instruments

The maturity dates of net-settled derivative financial instruments, which primarily relate to interest rate swaps, are as follows:

		2019		2018

	Assets Inflow £m	Liabilities Outflow £m	Assets Inflow £m	Liabilities Outflow £m

Within one year	44	44	53	40

Between one and two years	25	39	48	19

Between two and three years	25	39	45	15

Between three and four years	10	21	26	13

Between four and five years	43	63	23	15

Beyond five years	182	263	15	23

	329	469	210	125